Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments [Abstract]
Fair value of the Company's derivative financial instruments, as well as their classification on the balance sheet

	Asset Derivatives		Liability Derivatives
($ in thousands)	December 31, 2012		December 31, 2012
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives not designated as hedging instruments:
Interest rate contracts	Other Assets	$254	Other Liabilities	$254